Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,981	€ 1,653
Deferred tax liabilities	(5)	(998)
Total deferred tax liabilities	(5)	(998)
Tax loss carry forward [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	752	753
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	1,201	886
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	28	14
Withholding tax on liquidation of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	0	(480)
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	0	(516)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (5)	€ (2)